Schedule III - Real Estate and Accumulated Depreciation (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Federal Income Tax Basis		$ 413,300
Real Estate Investments, Intangible Assets	$ 10,131	10,106	$ 9,756
Construction in Progress, Gross	$ 1,420	$ 1,206	$ 89
Building [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)		39 years
Building [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)		40 years
Building Improvements [Member] | Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)		1 year
Building Improvements [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)		20 years